CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 9,623	$ 4,255
Short-term bank deposits	30,437	38,739
Trade receivables	3,179	358
Prepaid expenses	1,581	1,048
Other receivables	656	830
Inventory	3,634	1,953
Total current assets	49,110	47,183
NON-CURRENT ASSETS
Property and equipment, net	344	473
Right-of-use assets, net	1,452	1,415
Intangible assets, net	13,690	14,854
Total non-current assets	15,486	16,742
Total assets	64,596	63,925
CURRENT LIABILITIES
Current maturities of long-term loan	10,656	3,145
Contract liabilities	5,477	12,957
Accounts payable and accruals:
Trade	6,266	10,869
Other	2,530	3,353
Current maturities of lease liabilities	500	528
Warrants	5,087	11,932
Total current liabilities	30,516	42,784
NON-CURRENT LIABILITIES
Long-term loan, net of current maturities	18,790	6,628
Lease liabilities	1,309	1,290
Total non-current liabilities	20,099	7,918
CONTINGENT LIABILITIES
Total liabilities	50,615	50,702
EQUITY
Ordinary shares	34,411	31,355
Share premium	352,428	355,482
Warrants	1,408	1,408
Capital reserve	17,968	17,000
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(390,818)	(390,606)
Total equity	13,981	13,223
Total liabilities and equity	$ 64,596	$ 63,925